Note 1 - Company Background (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2010	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2011
Common Stock
Conversion of Stock, Shares Issued		47,352,450	47,352,450
PDI | Housing Project In The Republic Of The Congo
Long Term Investment Percentage Of Investment Owned		10.00%	10.00%
Leo BT Corp
Noncash or Part Noncash Acquisition, Interest Acquired	50.00%
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	7,000,000
Equity Method Investment, Ownership Percentage				30.00%
LGM Co. Ltd
Conversion of Stock, Shares Converted		813,747	813,747
Leo Motors Factory 1
Noncash or Part Noncash Acquisition, Interest Acquired		50.00%	50.00%
Leo Trade
Noncash or Part Noncash Acquisition, Interest Acquired		50.00%	50.00%
Lelcon Co., LTD
Noncash or Part Noncash Acquisition, Interest Acquired		50.00%